Financial Assets And Financial Liabilities - Summary of Current and non-current financial assets (Parenthetical) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Current investments	€ 5,397	€ 57,192
Current receivables due from joint ventures	0	535
Loans Receivable From Joint Venture Current And Non Current	1,411	1,251
Loans Receivable From Joint Venture Current	685	685
Loans Receivable From Joint Venture Non Current	566	566
Joint ventures where entity is venturer [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Revenue from sale of goods, related party transactions	0	535
Investment funds [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Current investments	€ 5,397	€ 57,192